Long-Term Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-Term Debt

Note 12 Long-Term Debt

The carrying values and fair values of our notes payable and long-term debt were as follows (in thousands):

	As of December 31, 2016		As of December 31, 2017
	Carrying Value	Fair Value	Carrying Value	Fair Value
Intelsat Luxembourg:
6.75% Senior Notes due June 2018	$500,000	$410,000	$96,650	$94,717
Unamortized prepaid debt issuance costs and discount on 6.75% Senior Notes	(5,746)	—	(78)	—
7.75% Senior Notes due June 2021	2,000,000	640,000	2,000,000	1,070,000
Unamortized prepaid debt issuance costs on 7.75% Senior Notes	(16,588)	—	(13,325)	—
8.125% Senior Notes due June 2023	1,000,000	295,000	1,000,000	515,000
Unamortized prepaid debt issuance costs on 8.125% Senior Notes	(9,764)	—	(8,562)	—
12.5% Senior Notes due November 2024	—	—	403,350	265,052
Unamortized prepaid debt issuance costs and discount on 12.5% Senior Notes	—	—	(209,165)	—

Total Intelsat Luxembourg obligations	3,467,902	1,345,000	3,268,870	1,944,769

Intelsat Connect Finance:
12.5% Senior Notes due April 2022	$731,884	$475,725	$731,892	$640,406
Unamortized prepaid debt issuance costs and discount on 12.5% Senior Notes	(297,257)	—	(267,108)	—

Total Intelsat Connect Finance obligations	434,627	475,725	464,784	640,406

Intelsat Jackson:
9.5% Senior Secured Notes due September 2022	$490,000	$543,900	$490,000	$565,950
Unamortized prepaid debt issuance costs and discount on 9.5% Senior Secured Notes	(20,243)	—	(17,556)	—
8.00% Senior Secured Notes due February 2024	1,349,678	1,383,420	1,349,678	1,423,910
Unamortized prepaid debt issuance costs and premium on 8.0% Senior Secured Notes	(6,005)	—	(5,378)	—
7.25% Senior Notes due October 2020	2,200,000	1,716,000	2,200,000	2,068,000
Unamortized prepaid debt issuance costs and premium on 7.25% Senior Notes	(6,756)	—	(5,151)	—
7.25% Senior Notes due April 2019	1,500,000	1,260,000	—	—
Unamortized prepaid debt issuance costs on 7.25% Senior Notes	(5,886)	—	—	—
7.5% Senior Notes due April 2021	1,150,000	879,750	1,150,000	1,040,750
Unamortized prepaid debt issuance costs on 7.5% Senior Notes	(6,828)	—	(5,415)	—
5.5% Senior Notes due August 2023	2,000,000	1,340,000	2,000,000	1,630,000
Unamortized prepaid debt issuance costs on 5.5% Senior Notes	(14,900)	—	(12,977)	—
9.75% Senior Notes due July 2025	—	—	1,500,000	1,455,000
Unamortized prepaid debt issuance costs on 9.75% Senior Notes	—	—	(20,315)	—
Senior Secured Credit Facilities due June 2019	3,095,000	3,013,756	1,095,000	1,093,631
Unamortized prepaid debt issuance costs and discount on Senior Secured Credit Facilities	(21,682)	—	(4,636)	—
Senior Secured Credit Facilities due November 2023	—	—	2,000,000	1,947,500
Unamortized prepaid debt issuance costs and discount on Senior Secured Credit Facilities	—	—	(28,600)	—

Total Intelsat Jackson obligations	11,702,378	10,136,826	11,684,650	11,224,741

Eliminations:
6.75% Senior Notes due June 2018 owned by Intelsat Connect Finance	$(402,570)	$(330,107)	$—	$—
Unamortized prepaid debt issuance costs and discount on 6.75% Senior Notes	5,490	—	—	—
7.75% Senior Notes due June 2021 owned by Intelsat Connect Finance	(979,168)	(313,334)	(979,168)	(523,855)
Unamortized prepaid debt issuance costs on 7.75% Senior Notes	8,121	—	6,524	—
8.125% Senior Notes due June 2023 owned by Intelsat Connect Finance	(111,663)	(32,941)	(111,663)	(57,506)
Unamortized prepaid debt issuance costs on 8.125% Senior Notes	1,090	—	956	—
Unamortized prepaid debt issuance costs and discount on 12.5% Senior Notes	71,877	—	67,525	—
12.5% Senior Notes due November 2024 owned by Intelsat Connect Finance	—	—	(402,595)	(264,556)
Unamortized prepaid debt issuance costs and discount on 12.5% Senior Notes	—	—	208,775	—

Total eliminations:	(1,406,823)	(676,382)	(1,209,646)	(845,917)

Total Intelsat S.A. long-term debt	$14,198,084	$11,281,169	$14,208,658	$12,963,999

Less:
Current portion of long-term debt	—		96,572

Total long-term debt, excluding current portion	$14,198,084		$14,112,086

The fair value for publicly traded instruments is determined using quoted market prices, and for non-publicly traded instruments, fair value is based upon composite pricing from a variety of sources, including market leading data providers, market makers and leading brokerage firms. Substantially all of the inputs used to determine the fair value of our debt are classified as Level 1 inputs within the fair value hierarchy from FASB ASC 820, except our senior secured credit facilities, the inputs for which are classified as Level 2.

Required principal repayments of long-term debt over the next five years and thereafter as of December 31, 2017 are as follows (in thousands):

Year	Amount
2018	$96,650
2019	1,095,000
2020	2,200,000
2021	2,170,832
2022	1,221,892
2023 and thereafter	7,738,770

Total principal repayments	14,523,144
Unamortized discounts, premium and prepaid issuance costs	(314,486)

Total Intelsat S.A. long-term debt	$14,208,658

January 2018 Intelsat Jackson Senior Secured Credit Agreement Amendment

In January 2018, Intelsat Jackson entered into an amendment of the Intelsat Jackson Secured Credit Agreement. See—Description of Indebtedness—Intelsat Jackson—Intelsat Jackson Senior Secured Credit Agreement, below.

2017 Debt Transactions

January 2017 Intelsat Luxembourg Exchange Offer

In January 2017, Intelsat Luxembourg completed a debt exchange (the “Second 2018 Luxembourg Exchange”), whereby it exchanged $403.3 million aggregate principal amount of its 6.75% Senior Notes due 2018 (the “2018 Luxembourg Notes”) for an equal aggregate principal amount of newly issued unsecured 12.50% Senior Notes due 2024 (the “2024 Luxembourg Notes”). The Second 2018 Luxembourg Exchange consisted of $377.6 million aggregate principal amount of 2018 Luxembourg Notes held by ICF as a result of the First 2018 Luxembourg Exchange (as defined and described below), together with $25 million aggregate principal amount of 2018 Luxembourg Notes repurchased by us in the fourth quarter of 2015. We consolidate ICF, the holder of the 2018 Luxembourg Notes exchanged in the Second 2018 Luxembourg Exchange.

Terminated Combination Agreement with OneWeb and Share Purchase Agreement with SoftBank

In February 2017, Intelsat entered into a combination agreement (as amended, the “Combination Agreement”) with WorldVu Satellites Limited (“OneWeb”), which provided for a combination of the businesses of Intelsat and OneWeb pursuant to a merger (the “OneWeb Combination”), and Intelsat entered into a share purchase agreement (as amended, the “Share Purchase Agreement”) with SoftBank Group Corp. (“SoftBank”), which provided for a cash investment by SoftBank in exchange for shares of Intelsat (the “SoftBank Investment” and, together with the OneWeb Combination, the “OneWeb/SoftBank Transactions”). The consummation of the OneWeb/SoftBank Transactions was conditioned on the successful completion of debt exchange offers for certain outstanding notes of Intelsat Jackson, Intelsat Luxembourg and ICF. In June 2017, Intelsat announced that the debt exchange offers had expired without sufficient tenders having been received, and Intelsat subsequently received termination notices from OneWeb and SoftBank terminating the Combination Agreement and Share Purchase Agreement, respectively.

July 2017 Intelsat Jackson Senior Notes Refinancing

On July 5, 2017, Intelsat Jackson completed an offering of $1.5 billion aggregate principal amount of 9.75% Senior Notes due 2025 (the “2025 Jackson Notes”). These notes are guaranteed by all of Intelsat Jackson’s subsidiaries that guarantee its obligations under the Intelsat Jackson Secured Credit Agreement and senior notes, as well as by certain of Intelsat Jackson’s parent entities. Also on July 5, 2017, the net proceeds from the sale of the 2025 Jackson Notes were used, along with other available cash, to satisfy and discharge all $1.5 billion aggregate principal amount of Intelsat Jackson’s 7.25% Senior Notes due 2019. In connection with the satisfaction and discharge, we recognized a loss on early extinguishment of debt of $4.6 million, consisting of the difference between the carrying value of the debt redeemed and the total cash amount paid (including related fees and expenses), together with a write-off of unamortized debt issuance costs.

November & December 2017 Amendments to Intelsat Jackson Senior Secured Credit Facility

In November and December 2017, Intelsat Jackson entered into amendments of the Intelsat Jackson Secured Credit Agreement. See—Description of Indebtedness—Intelsat Jackson—Intelsat Jackson Senior Secured Credit Agreement, below.

2016 Debt Transactions

March 2016 Intelsat Jackson Senior Secured Notes Offering

On March 29, 2016, Intelsat Jackson completed an offering of $1.25 billion aggregate principal amount of 8% Senior Secured Notes due 2024 (the “2024 Secured Jackson Notes”). The 2024 Secured Jackson Notes bear interest at 8% annually and mature in February 2024. These notes are guaranteed by ICF and certain of Intelsat Jackson’s subsidiaries. The net proceeds from this offering have been and, are expected to be, used for general corporate purposes, which may include repayment and repurchase of indebtedness, capital expenditures and working capital and to pay fees and expenses related to the offering. A portion of the net proceeds was used to prepay in full all amounts outstanding under an intercompany loan due by Intelsat Jackson.

May 2016 Intelsat Jackson Notes Repurchases

In May 2016, we repurchased $459.7 million in aggregate principal amount of Intelsat Jackson’s outstanding 6 5/8% Senior Notes due 2022 (the “2022 Jackson Notes”). In connection with these repurchases, we recognized a net gain on early extinguishment of debt of $131.4 million, consisting of the difference between the carrying value of the debt repurchased and the total cash amount paid (including related fees and expenses), together with a write-off of unamortized debt premium and unamortized debt issuance costs.

Subsidiary Guarantee of Intelsat Jackson’s 6 5/8% Senior Notes due 2022

In May 2016, Intelsat Jackson and each of the subsidiaries of Intelsat Jackson that guarantees loans under Intelsat Jackson’s Secured Credit Agreement executed a supplemental indenture to the indenture governing the 2022 Jackson Notes, following the execution of which such subsidiaries guarantee the 2022 Jackson Notes.

2016 Intelsat Jackson Tender Offers and June 2016 Senior Secured Notes Issuance

In May 2016, Intelsat Jackson commenced tender offers to purchase several tranches of outstanding debt (the “Tender Offers”). In June 2016, Intelsat Jackson completed an issuance of $490 million aggregate principal amount of 9 1/2% Senior Secured Notes due 2022 (the “2022 Jackson Secured Notes”), with an original issue discount of 2.0%. Under the terms of the issuance, in the event that all of the net proceeds of the 2022 Jackson Secured Notes were not applied to fund the Tender Offers, Intelsat Jackson would have been required to use the portion of the net proceeds not so applied to redeem the 2022 Jackson Secured Notes. Since the possible uses of the debt proceeds were restricted to repayment of long-term debt, the net proceeds were classified as restricted cash within long-term assets on the condensed consolidated balance sheet as of June 30, 2016. In July 2016, the net proceeds from the sale of the 2022 Jackson Secured Notes were used to repurchase $673.5 million aggregate principal amount of the 2022 Jackson Notes pursuant to the terms of the previously commenced Tender Offers, and to pay related fees and expenses. Due to the classification of the net proceeds as restricted cash, both the June 2016 issuance and the July 2016 use of the net proceeds are disclosed supplementally as non-cash financing activities in the accompanying consolidated statement of cash flows. In connection with this repurchase, we recognized a gain on early extinguishment of debt of $219.6 million during the year ending December 31, 2016, consisting of the difference between the carrying value of the debt repurchased and the total cash amount paid (including related fees and expenses), together with a write-off of unamortized debt premium and unamortized debt issuance costs.

September 2016 Intelsat Jackson Debt Exchange and Consent Solicitation

In September 2016, Intelsat Jackson completed a debt exchange receiving $141.4 million aggregate principal amount of 2022 Jackson Notes in exchange for $99.7 million aggregate principal amount of newly issued 2024 Secured Jackson Notes issued and $17.0 million in cash. In connection with this exchange, Intelsat Jackson also received a consent from holders of $141.5 million principal amount of 2022 Jackson Notes in exchange for $9.2 million in cash to amend the indenture governing the 2022 Jackson Notes, among other things to: (i) eliminate substantially all of the restrictive covenants and certain events of default pertaining to the 2022 Jackson Notes, and (ii) waive any defaults or events of default potentially existing under the indenture governing the 2022 Jackson Notes as of September 12, 2016. We determined the transaction was accounted for as a modification and not as an extinguishment of debt under ASU 470, Debt (“ASU 470”). As a result, the fees paid to bondholders, including the consent payment, were amortized over the remaining term of the debt instrument.

December 2016 Intelsat Connect Finance Exchange Offers

First 2018 Luxembourg Exchange—In December 2016, ICF completed an exchange, receiving $377.6 million aggregate principal amount of 2018 Luxembourg Notes in exchange for $132.1 million aggregate principal amount of its newly issued unsecured 12 1/2% Senior Notes due 2022 (the “2022 ICF Notes”) and $226.5 million in cash (the “First 2018 Luxembourg Exchange”). The 2022 ICF Notes are guaranteed by Intelsat Luxembourg. We accounted for the First 2018 Luxembourg Exchange as a modification of debt under ASU 470. As a result, remaining unamortized debt issuance costs on the exchanged 2018 Luxembourg Notes will be amortized over the remaining term of the newly issued 2022 ICF Notes. We expensed approximately $3.3 million of fees related to the First 2018 Luxembourg Exchange.

2021 Luxembourg Exchange—In December 2016, ICF completed an exchange, receiving $979.2 million aggregate principal amount of Intelsat Luxembourg’s 7 3/4% Senior Notes due 2021 (the “2021 Luxembourg Notes”) in exchange for $538.4 million aggregate principal amount of its newly issued 2022 ICF Notes and $29.4 million in cash (the “2021 Luxembourg Exchange”). We accounted for the 2021 Luxembourg Exchange as an extinguishment of debt under ASU 470. In connection with the 2021 Luxembourg Exchange, we recognized a net gain on early extinguishment of debt of $609.8 million, consisting of the difference between the carrying value of the 2021 Luxembourg Notes exchanged and the fair value of the 2022 ICF Notes issued and the total cash paid (including related fees and expenses), together with a write-off of unamortized debt issuance costs.

2023 Luxembourg Exchange—In December 2016, ICF completed an exchange, receiving $111.7 million aggregate principal amount of Intelsat Luxembourg’s 8 1/8% Senior Notes due 2023 (the “2023 Luxembourg Notes”) in exchange for $61.4 million aggregate principal amount of newly issued 2022 ICF Notes and $3.3 million in cash (the “2023 Luxembourg Exchange”). We accounted for the 2023 Luxembourg Exchange as an extinguishment of debt under ASU 470. In connection with the 2023 Luxembourg Exchange, we recognized a net gain on early extinguishment of debt of $69.4 million, consisting of the difference between the carrying value of the 2023 Luxembourg Notes exchanged and the fair value of the 2022 ICF Notes issued and the total cash paid (including related fees and expenses), together with a write-off of unamortized debt issuance costs.

Description of Indebtedness

(a) Intelsat Luxembourg

6 3/4% Senior Notes due 2018

Intelsat Luxembourg had $96.7 million in aggregate principal amount outstanding of the 2018 Luxembourg Notes. The 2018 Luxembourg Notes bear interest at 6 3/4% annually and mature in June 2018. The 2018 Luxembourg Notes are guaranteed by Intelsat S.A., Intelsat Investment Holdings S.à r.l., Intelsat Holdings S.A. and Intelsat Investments S.A. (the “Parent Guarantors”).

Interest is payable on the 2018 Luxembourg Notes semi-annually on June 1 and December 1. Intelsat Luxembourg may redeem some or all of the notes at the applicable redemption prices set forth in the notes.

The 2018 Luxembourg Notes are senior unsecured obligations of Intelsat Luxembourg and rank equally with Intelsat Luxembourg’s other senior unsecured indebtedness.

7 3/4% Senior Notes due 2021

Intelsat Luxembourg had $2.0 billion in aggregate principal amount of the 2021 Luxembourg Notes outstanding at December 31, 2017. $979.2 million principal amount were held by ICF. The 2021 Luxembourg Notes bear interest at 7 3/4% annually and mature in June 2021. The 2021 Luxembourg Notes are guaranteed by the Parent Guarantors.

Interest is payable on the 2021 Luxembourg Notes semi-annually on June 1 and December 1. Intelsat Luxembourg may redeem some or all of the notes at the applicable redemption prices set forth in the notes.

The 2021 Luxembourg Notes are senior unsecured obligations of Intelsat Luxembourg and rank equally with Intelsat Luxembourg’s other senior unsecured indebtedness.

8 1/8% Senior Notes due 2023

Intelsat Luxembourg had $1.0 billion in aggregate principal amount of the 2023 Luxembourg Notes outstanding at December 31, 2017. $111.7 million principal amount were held by ICF. The 2023 Luxembourg Notes bear interest at 8 1/8% annually and mature in June 2023. The 2023 Luxembourg Notes are guaranteed by the Parent Guarantors.

Interest is payable on the 2023 Luxembourg Notes semi-annually on June 1 and December 1. Intelsat Luxembourg may redeem the 2023 Luxembourg Notes, in whole or in part, prior to June 1, 2018 at a price equal to 100% of the principal amount plus the applicable premium described in the notes. Thereafter, Intelsat Luxembourg may redeem some or all of the notes at the applicable redemption prices set forth in the notes.

The 2023 Luxembourg Notes are senior unsecured obligations of Intelsat Luxembourg and rank equally with Intelsat Luxembourg’s other senior unsecured indebtedness.

12 1/2% Senior Notes due 2024

Intelsat Luxembourg had $403.4 million in aggregate principal amount of the 2024 Luxembourg Notes outstanding at December 31, 2017. $402.6 million principal amount were held by ICF. The 2024 Luxembourg Notes bear interest at 12 1/2% annually and mature in November 2024.

Interest is payable on the 2024 Luxembourg Notes semi-annually on May 15 and November 15.

The 2024 Luxembourg Notes are senior unsecured obligations of Intelsat Luxembourg and rank equally with Intelsat Luxembourg’s other senior unsecured indebtedness.

(b) Intelsat Connect Finance

12 1/2% Senior Secured Notes due 2022

ICF had $731.9 million in aggregate principal amount of 2022 ICF Notes outstanding at December 31, 2017. The 2022 ICF Notes bear interest at 12 1/2% annually and mature in April 2022. These notes are guaranteed by Intelsat Luxembourg.

Interest is payable on the 2022 ICF Notes semi-annually on June 15 and December 15. ICF may redeem some or all of the notes at the applicable redemption prices set forth in the notes.

(c) Intelsat Jackson

9 1/2% Senior Secured Notes due 2022

Intelsat Jackson had $490 million in aggregate principal amount of 2022 Jackson Secured Notes outstanding at December 31, 2017. The 2022 Jackson Secured Notes bear interest at 9 1/2% annually and mature in September 2022. These notes are guaranteed by ICF and certain of Intelsat Jackson’s subsidiaries.

Interest is payable on the 2022 Jackson Secured Notes semi-annually on March 30 and September 30. Intelsat Jackson may redeem some or all of the notes at the applicable redemption prices set forth in the notes.

The 2022 Jackson Secured Notes are senior secured obligations of Intelsat Jackson.

8 % Senior Secured Notes due 2024

Intelsat Jackson had $1.3 billion in aggregate principal amount of 2024 Jackson Secured Notes outstanding at December 31, 2017. The 2024 Jackson Secured Notes bear interest at 8% annually and mature in February 2024. These notes are guaranteed by ICF and certain of Intelsat Jackson’s subsidiaries.

Interest is payable on the 2024 Jackson Secured Notes semi-annually on February 15 and August 15. Intelsat Jackson may redeem some or all of the notes at the applicable redemption prices set forth in the notes.

The 2024 Jackson Secured Notes are senior secured obligations of Intelsat Jackson.

7 1/4% Senior Notes due 2020

Intelsat Jackson had $2.2 billion in aggregate principal amount of 2020 Jackson Notes outstanding at December 31, 2017. The 2020 Jackson Notes bear interest at 7 1/4% annually and mature in October 2020. These notes are guaranteed by the Parent Guarantors, Intelsat Luxembourg, ICF and certain of Intelsat Jackson’s subsidiaries.

Interest is payable on the 2020 Jackson Notes semi-annually on April 15 and October 15. Intelsat Jackson may redeem some or all of the notes at the applicable redemption prices set forth in the notes.

The 2020 Jackson Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson’s other senior unsecured indebtedness.

7 1/2% Senior Notes due 2021

Intelsat Jackson had $1.15 billion in aggregate principal amount of 2021 Jackson Notes outstanding at December 31, 2017. The 2021 Jackson Notes bear interest at 7 1/2% annually and mature in April 2021. These notes are guaranteed by the Parent Guarantors, Intelsat Luxembourg, ICF and certain of Intelsat Jackson’s subsidiaries.

Interest is payable on the New Jackson Notes semi-annually on April 1 and October 1.

The 2021 Jackson Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson’s other senior unsecured indebtedness.

5 1/2% Senior Notes due 2023

Intelsat Jackson had $2.0 billion in aggregate principal amount of the 2023 Jackson Notes outstanding at December 31, 2017. The 2023 Jackson Notes bear interest at 5 1 /2% annually and mature in August 2023. These notes are guaranteed by the Parent Guarantors, Intelsat Luxembourg, ICF and certain of Intelsat Jackson’s subsidiaries.

Interest is payable on the 2023 Jackson Notes semi-annually on February 1 and August 1. Intelsat Jackson may redeem some or all of the 2023 Jackson Notes at any time prior to August 1, 2018 at a price equal to 100% of the principal amount thereof plus the applicable premium described in the notes. Thereafter, Intelsat Jackson may redeem some or all of the 2023 Intelsat Jackson Notes at the applicable redemption prices set forth in the notes.

The 2023 Jackson Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson’s other senior unsecured indebtedness.

9 3/4% Senior Notes due 2025

Intelsat Jackson had $1.5 billion in aggregate principal amount of the 2025 Jackson Notes outstanding at December 31, 2017. The 2025 Jackson Notes bear interest at 9 3/4% annually and mature in July 2025. These notes are guaranteed by the Parent Guarantors, Intelsat Luxembourg, ICF and certain of Intelsat Jackson’s subsidiaries.

Interest is payable on the 2025 Jackson Notes semi-annually on January 15 and July 15. Intelsat Jackson may redeem some or all of the 2025 Jackson Notes at any time prior to July 15, 2021 at a price equal to 100% of the principal amount thereof plus the applicable premium described in the notes. Thereafter, Intelsat Jackson may redeem some or all of the notes at the applicable redemption prices set forth in the notes.

The 2025 Jackson Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson’s other senior unsecured indebtedness.

Intelsat Jackson Senior Secured Credit Agreement

On January 12, 2011, Intelsat Jackson entered into a secured credit agreement (the “Intelsat Jackson Secured Credit Agreement”), which included a $3.25 billion term loan facility and a $500.0 million revolving credit facility, and borrowed the full $3.25 billion under the term loan facility. The term loan facility required regularly scheduled quarterly payments of principal equal to 0.25% of the original principal amount of the term loan beginning six months after January 12, 2011, with the remaining unpaid amount due and payable at maturity.

On October 3, 2012, Intelsat Jackson entered into an Amendment and Joinder Agreement (the “Jackson Credit Agreement Amendment”), which amended the Intelsat Jackson Secured Credit Agreement. As a result of the Jackson Credit Agreement Amendment, interest rates for borrowings under the term loan facility and the revolving credit facility were reduced. In April 2013, our corporate family rating was upgraded by Moody’s, and as a result, the interest rate for the borrowing under the term loan facility and revolving credit facility were further reduced to LIBOR plus 3.00% or the Above Bank Rate (“ABR”) plus 2.00%.

On November 27, 2013, Intelsat Jackson entered into a Second Amendment and Joinder Agreement (the “Second Jackson Credit Agreement Amendment”), which further amended the Intelsat Jackson Secured Credit Agreement. The Second Jackson Credit Agreement Amendment reduced interest rates for borrowings under the term loan facility and extended the maturity of the term loan facility. In addition, it reduced the interest rate applicable to $450 million of the $500 million total revolving credit facility and extended the maturity of such portion. As a result of the Second Jackson Credit Agreement Amendment, interest rates for borrowings under the term loan facility and the new tranche of the revolving credit facility were (i) LIBOR plus 2.75%, or (ii) the ABR plus 1.75%. The LIBOR and the ABR, plus applicable margins, related to the term loan facility and the new tranche of the revolving credit facility were determined as specified in the Intelsat Jackson Secured Credit Agreement, as amended by the Second Jackson Credit Agreement Amendment, and the LIBOR was not to be less than 1.00% per annum. The maturity date of the term loan facility was extended from April 2, 2018 to June 30, 2019 and the maturity of the new $450 million tranche of the revolving credit facility was extended from January 12, 2016 to July 12, 2017. The interest rates and maturity date applicable to the $50 million tranche of the revolving credit facility that was not amended did not change. The Second Jackson Credit Agreement Amendment further removed the requirement for regularly scheduled quarterly principal payments under the term loan facility.

In June 2017, Intelsat Jackson terminated all remaining commitments under its revolving credit facility.

On November 27, 2017, Intelsat Jackson entered into a Third Amendment and Joinder Agreement (the “Third Jackson Credit Agreement Amendment”), which further amended the Intelsat Jackson Secured Credit Agreement. The Third Jackson Credit Agreement Amendment extended the maturity date of $2.0 billion of the existing floating rate B-2 Tranche of term loans (the “B-3 Tranche Term Loans”), to November 27, 2023, subject to springing maturity in the event that certain series of Intelsat Jackson’s senior notes are not refinanced prior to the dates specified in the Third Jackson Credit Agreement Amendment. The B-3 Tranche Term Loans have an applicable interest rate margin of 3.75% for LIBOR loans and 2.75% for base rate loans (at Intelsat Jackson’s election as applicable). The B-3 Tranche Term Loans are subject to a prepayment premium of 1.00% of the principal amount for any voluntary prepayment of, or amendment or modification in respect of, the B-3 Tranche Term Loans prior to November 27, 2018 in connection with prepayments, amendments or modifications that have the effect of reducing the applicable interest rate margin on the B-3 Tranche Term Loans, subject to certain exceptions. The Third Jackson Credit Agreement Amendment also (i) added a provision requiring that, beginning with the fiscal year ending December 31, 2018, Intelsat Jackson will apply a certain percentage of its Excess Cash Flow (as defined in the Third Jackson Credit Agreement Amendment), if any, after operational needs for each fiscal year towards the repayment of outstanding term loans, subject to certain deductions, (ii) amended the most-favored nation provision with respect to the incurrence of certain indebtedness by Intelsat Jackson and its restricted subsidiaries, and (iii) amended the covenant limiting the ability of Intelsat Jackson to make certain dividends, distributions and other restricted payments to its shareholders based on its leverage level at that time.

On December 12, 2017, Intelsat Jackson further amended the Intelsat Jackson Secured Credit Agreement by entering into a Fourth Amendment and Joinder Agreement (the “Fourth Jackson Credit Agreement Amendment”), which, among other things, (i) permitted Intelsat Jackson to establish one or more series of additional incremental term loan tranches if the proceeds thereof are used to refinance an existing tranche of term loans, and (ii) added a most-favored nation provision applicable to the B-3 Tranche Term Loans for further extensions of the existing floating rate B-2 Tranche Term Loans under certain circumstances.

On January 2, 2018, Intelsat Jackson entered into a Fifth Amendment and Joinder Agreement (the “Fifth Jackson Credit Agreement Amendment”), which further amended the Intelsat Jackson Secured Credit Agreement. The Fifth Jackson Credit Agreement Amendment refinanced the remaining $1.095 billion B-2 Tranche Term Loans, through the creation of (i) a new incremental floating rate tranche of term loans with a principal amount of $395.0 million (the “B-4 Tranche Term Loans”), and (ii) a new incremental fixed rate tranche of term loans with a principal amount of $700.0 million (the “B-5 Tranche Term Loans”). The maturity date of both the B-4 Tranche Term Loans and the B-5 Tranche Term Loans is January 2, 2024, subject to springing maturity in the event that certain series of Intelsat Jackson’s senior notes are not refinanced or repaid prior to the dates specified in the Fifth Jackson Credit Agreement Amendment. The B-4 Tranche Term Loans have an applicable interest rate margin of 4.50% per annum for LIBOR loans and 3.50% per annum for base rate loans (at Intelsat Jackson’s election as applicable). The B-5 Tranche Term Loans have an interest rate of 6.625% per annum. The Fifth Jackson Credit Agreement Amendment also specified make-whole and prepayment premiums applicable to the B-4 Tranche Term Loans and the B-5 Tranche Term Loans at various dates.

We entered into interest rate caps, effective in February 2018, to mitigate the risk of interest rate increases on the B-3 Tranche Term Loans and the B-4 Tranche Term Loans.

Intelsat Jackson’s obligations under the Intelsat Jackson Secured Credit Agreement are guaranteed by ICF and certain of Intelsat Jackson’s subsidiaries. Intelsat Jackson’s obligations under the Intelsat Jackson Secured Credit Agreement are secured by a first priority security interest in substantially all of the assets of Intelsat Jackson and the guarantors party thereto, to the extent legally permissible and subject to certain agreed exceptions, and by a pledge of the equity interests of the subsidiary guarantors and the direct subsidiaries of each guarantor, subject to certain exceptions, including exceptions for equity interests in certain non-U.S. subsidiaries, existing contractual prohibitions and prohibitions under other legal requirements.

The Intelsat Jackson Secured Credit Agreement includes two financial covenants. Intelsat Jackson must maintain a consolidated secured debt to consolidated EBITDA ratio equal to or less than 3.50 to 1.00 at the end of each fiscal quarter, as well as a consolidated EBITDA to consolidated interest expense ratio equal to or greater than 1.75 to 1.00 at the end of each fiscal quarter, in each case as such financial measures are defined in the Intelsat Jackson Secured Credit Agreement. Intelsat Jackson was in compliance with these financial maintenance covenant ratios with a consolidated secured debt to consolidated EBITDA ratio of 2.74 to 1.00 and a consolidated EBITDA to consolidated interest expense ratio of 2.05 to 1.00 as of December 31, 2017.